Income taxes - Unrecognized tax benefit (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Roll-forward of unrecognized tax benefits
Balance at beginning of the year	¥ 259,386,286	$ 36,533,795	¥ 120,195,925	¥ 159,483,176
Additions for tax positions taken in current year	262,052,034	36,909,257	259,386,286	100,672,568
Reductions for tax positions taken in prior years	(156,571,391)	(22,052,620)	(110,342,989)	(139,959,819)
Settlements			9,852,936
Balance at end of the year	364,866,929	51,390,432	259,386,286	120,195,925
Accrued interest and penalties	4,127,348		2,000,970	1,154,145	$ 581,325
Tax impact arising from impairment losses and charge-offs of accounts receivable and contract assets	50,384,562	$ 7,096,517	2,349,049	28,757,431
Unrecognized tax benefits from taxable income tax return	314,482,367		257,037,237	81,585,558	44,293,915
Unrecognized tax benefits omitted from prior period			257,037,237	81,585,558
Unrecognized tax benefits from transfer pricing arrangement	0		0	9,852,936
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	¥ 102,814,895		0	0	$ 14,481,175
Income tax rate (as a percent)	25.00%	25.00%
Interest related to unrecognized tax benefit	¥ 2,126,378	$ 299,494	¥ 846,825	¥ 10,731,479
Chinese Mainland entities
Roll-forward of unrecognized tax benefits
Income tax rate (as a percent)	25.00%	25.00%